Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of property, plant and equipment

	December 31,
	2018	2017 (1)
	(€ in thousands)
Land, buildings and leasehold improvements	17,085	17,415
Plant and machinery (includes assets under finance lease)	9,072	8,901
Other facilities, factory and office equipment	1,502	1,625
Assets under construction and prepayments made	16	8
Total	27,675	27,949
Thereof pledged assets of Property, Plant and Equipment	6,691	7,046
Leased assets included in Property, Plant and Equipment:	357	881
Printers under sales and lease back	--	613
Printers leased to customers under operating lease	208	97
Other factory equipment	149	171

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6.

Composition of, and annual movement in, intangible assets and property, plant and equipment

2018

	(€ in thousands)
	Acquisition and manufacturing cost						Depreciation and amortization						Carrying amount
	01/01/2018 (1)	Additions	Disposals	Transfer	FX	12/31/2018	01/01/2018	Current year	Disposals	Transfer	FX	12/31/2018	12/31/2018
Intangible assets
Software	1,004	230	0	211	1	1,446	431	228	0	0	0	659	787
Licenses	245		0	0	0	245	109	27	0	0	0	136	109
Prepayments made on intangible assets	402	333	0	(211)	0	524	--	0	0	0	0	0	524
Total	1,651	563	0	0	1	2,215	540	255	0	0	0	795	1,420
Property, plant and equipment
Land, buildings and leasehold improvements	18,703	152	0	0	54	18,909	1,288	533	0	0	3	1,824	17,085
Plant and machinery	16,328	3,836	2,964	1,909	102	19,211	8,065	2,128	1,494	1,425	40	10,164	9,047
Other facilities, factory and office equipment	3,484	329	19	0	7	3,801	2,005	427	12	0	3	2,423	1,378
Assets under construction and prepayments made	8	17	0	(9)	0	16	--	0	0	0	0	0	16
Subtotal	38,523	4,334	2,983	1,900	163	41,937	11,358	3,088	1,506	1,425	46	14,411	27,526
Leased products	2,098	2	0	(1,900)	3	203	1,314	163	0	(1,425)	2	54	149
Total	40,621	4,336	2,983	0	166	42,140	12,672	3,251	1,506	0	48	14,465	27,675

2017

	(€ in thousands)
	Acquisition and manufacturing cost							Depreciation and amortization						Carrying amount
	01/01/2017	Additions	Disposals		Transfer	FX	12/31/2017	01/01/2017	Current year	Disposals	Transfer	FX	12/31/2017	12/31/2017 (1)
Intangible assets
Software	798	137	17		91	(5)	1,004	283	166	16	--	(2)	431	573
Licenses	245	--	--		--	--	245	83	26	--	--	--	109	136
Prepayments made on intangible assets	205	328	40		(91)	--	402	40	--	40	--	--	--	402
Total	1,248	465	57	0	0	(5)	1,651	406	192	56	0	(2)	540	1,111
Property, plant and equipment
Land, buildings and leasehold improvements	12,948	2,878	30		3,076	(169)	18,703	928	400	30	--	(10)	1,288	17,415
Plant and machinery	13,160	5,780	2,665		429	(376)	16,328	7,429	1,830	1,276	196	(114)	8,065	8,263
Other facilities, factory and office equipment	3,228	479	180		4	(47)	3,484	1,762	432	169	--	(20)	2,005	1,479
Assets under construction and prepayments made	3,249	9	--		(3,236)	(14)	8	--	--	--	--	--	--	8
Subtotal	32,585	9,146	2,875		273	(606)	38,523	10,119	2,662	1,475	196	(144)	11,358	27,165
Leased products	2,258	123	--		(273)	(10)	2,098	1,203	309	0	(196)	(2)	1,314	784
Total	34,843	9,269	2,875		--	(616)	40,621	11,322	2,971	1,475	--	(146)	12,672	27,949

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6.